DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments by Category	The following table presents the gross notional amount and estimated fair value of the Company’s derivatives:
Derivative Instruments by Category

	December 31, 2022			December 31, 2021
		Fair Value			Fair Value
	Notional Amount	Derivative Assets	Derivative Liabilities	Notional Amount	Derivative Assets	Derivative Liabilities
	(in millions)
Derivatives: designated for hedge accounting (1)
Cash flow hedges:
Currency swaps	$1,431	$99	$85	$921	$7	$42
Interest swaps	955	—	294	955	—	395
Total: designated for hedge accounting	2,386	99	379	1,876	7	437
Derivatives: not designated for hedge accounting (1)
Equity contracts:
Futures	5,151	2	—	2,640	—	1
Swaps	11,188	39	9	13,378	6	4
Options	40,122	7,583	3,412	48,489	12,024	5,065
Interest rate contracts:
Futures	12,693	—	—	12,575	—	—
Swaps	1,515	—	166	1,889	—	46
Credit contracts:
Credit default swaps	327	18	9	774	9	10
Currency contracts
Currency swaps	397	4	13	541	1	—
Currency forwards	62	31	32	79	8	7
Other freestanding contracts:
Margin	—	226	—	—	125	—
Collateral	—	142	4,472	—	178	6,160
Total: not designated for hedge accounting	71,455	8,045	8,113	80,365	12,351	11,293

Embedded derivatives:
SCS, SIO, MSO and IUL indexed features (2)	—	—	4,164	—	—	6,773
Total embedded derivatives	—	—	4,164	—	—	6,773

Total derivative instruments	$73,841	$8,144	$12,656	$82,241	$12,358	$18,503
___________
(1)Reported in other invested assets in the consolidated balance sheets.
(2)Reported in policyholders’ account balances in the consolidated balance sheets.
The following table presents the effects of derivative instruments on the consolidated statements of income and comprehensive income (loss).

Derivative Instruments by Category

	Year Ended December 31, 2022				Year Ended December 31, 2021			Year Ended December 31, 2020
	Net Derivatives Gain(Losses) (1)	NII (2)	Interest Credited To Policyholder Account Balances	AOCI	Net Derivatives Gain(Losses) (1)	Interest Credited To Policyholder Account Balances	AOCI	Net Derivatives Gain(Losses) (1)	Interest Credited To Policyholder Account Balances	AOCI
	(in millions)
Derivatives: Designated for Hedge accounting
Cash Flow Hedges:
Currency Swaps	$19	$7	$(4)	$24	$(2)	$(45)	$5	$—	$—	$—
Interest Swaps	(86)	—	—	206	(69)	—	(87)	(9)	—	(87)
Total: Designated for Hedge accounting	(67)	7	(4)	230	(71)	(45)	(82)	(9)	—	(87)
Derivatives: Not Designated for Hedge accounting
Equity contracts
Futures	285	—	—	—	(567)	—	—	(1,011)	—	—
Swaps	2,644	—	—	—	(3,614)	—	—	(3,368)	—	—
Options	(2,750)	—	—	—	3,886	—	—	1,663	—	—
Interest rate contracts
Futures	(1,688)	—	—	—	(728)	—	—	1,740	—	—
Swaps	(492)	—	—	—	(2,317)	—	—	2,832	—	—
Swaptions	—	—	—	—	—	—	—	9	—	—
Credit contracts
Credit Default Swaps	7	—	—	—	(2)	—	—	—	—	—
Currency contracts
Currency Swaps	10	—	—	—	3	—	—	(4)	—	—
Currency forwards	3	—	—	—	2	—	—	—	—	—
Total: Not Designated for Hedge accounting	(1,981)	—	—	—	(3,337)	—	—	1,861	—	—

Embedded Derivatives
GMIB reinsurance contracts (3)								417	—	—

	Year Ended December 31, 2022				Year Ended December 31, 2021			Year Ended December 31, 2020
	Net Derivatives Gain(Losses) (1)	NII (2)	Interest Credited To Policyholder Account Balances	AOCI	Net Derivatives Gain(Losses) (1)	Interest Credited To Policyholder Account Balances	AOCI	Net Derivatives Gain(Losses) (1)	Interest Credited To Policyholder Account Balances	AOCI
	(in millions)
GMxB derivative features liability (3)								(2,253)	—	—
SCS, SIO,MSO and IUL indexed features	2,955	—	—	—	(3,835)	—	—	(1,738)	—	—
Total Embedded Derivatives	2,955	—	—	—	(3,835)	—	—	(3,574)	—	—

Total derivatives instruments (4)	$907	$7	$(4)	$230	$(7,243)	$(45)	$(82)	$(1,722)	$—	$(87)
____________
(1)Reported in net derivative gains (losses) in the consolidated statements of income (loss).
(2)Net Investment Income (“NII”).
(3)GMIB reinsurance contracts and GMxB derivative features liability are not defined as embedded derivatives under the adoption of ASU 2018-12 effective January 1, 2021.
(4)Excludes settlement fees of $45 million and attributed fees of of $(7) million on CS Life reinsurance contract and ACS change in policy reserves of $55 million for the year ended December 31, 2021.

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
The following table presents a roll-forward of cash flow hedges recognized in AOCI.
Roll-forward of Cash flow hedges in AOCI

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Balance, beginning of period	$(208)	$(126)	$(38)
Amount recorded in AOCI
Currency swaps	29	(35)	—
Interest swaps	102	(183)	(108)
Total amount recorded in AOCI	131	(218)	(108)
Amount reclassified from AOCI to income
Currency swaps (1)	(5)	40	—
Interest swaps (1)	104	96	20
Total amount reclassified from AOCI to income	99	136	20
Balance, end of period (2)	$22	$(208)	$(126)
_______________
(1)    Currency swaps reclassified from AOCI to income are reported in net investment income in the consolidated statements of income (loss). Interest swaps reclassified from AOCI to income are reported in net derivative gains (losses) in the consolidated statements of income (loss).
(2)    The Company does not estimate the amount of the deferred losses in AOCI at years ended December 31, 2022, 2021 and 2020 which will be released and reclassified into Net income (loss) over the next 12 months as the amounts cannot be reasonably estimated.

Schedule of Offsetting Financial Assets and Liabilities and Derivative Instruments
The following tables presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments as of December 31, 2022 and 2021:
Offsetting of Financial Assets and Liabilities and Derivative Instruments
As of December 31, 2022

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets (3)	Net Amount
	(in millions)
Assets:
Derivative assets (1)	$8,143	$7,047	$1,096	$(848)	$248
Other financial assets	2,789	—	2,789	—	2,789
Other invested assets	$10,932	$7,047	$3,885	$(848)	$3,037

Liabilities:
Derivative liabilities (2)	$7,645	$7,047	$598	$—	$598
Other financial liabilities	6,510	—	6,510	—	6,510
Other liabilities	$14,155	$7,047	$7,108	$—	$7,108
______________
(1)Excludes Investment Management and Research segment’s derivative assets of consolidated VIEs/VOEs.
(2)Excludes Investment Management and Research segment’s derivative liabilities of consolidated VIEs/VOEs.
(3)Financial instruments/Collateral sent (held).
As of December 31, 2021

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets (3)	Net Amount
	(in millions)
Assets:
Derivative assets (1)	$12,358	$10,756	$1,602	$(961)	$641
Other financial assets	1,990	—	1,990	—	1,990
Other invested assets	$14,348	$10,756	$3,592	$(961)	$2,631

Liabilities:
Derivative liabilities (2)	$10,770	$10,756	$14	$—	$14
Other financial liabilities	5,360	—	5,360	—	5,360
Other liabilities	$16,130	$10,756	$5,374	$—	$5,374
______________
(1)Excludes Investment Management and Research segment’s derivative assets of consolidated VIEs/VOEs.
(2)Excludes Investment Management and Research segment’s derivative liabilities of consolidated VIEs/VOEs.
(3)Financial instruments sent (held).